Submission	Oct. 16, 2025
Submission [Line Items]
Central Index Key	0001984192
Registrant Name	Rise Smart Group Holdings Limited
Registration File Number	333-279364
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A